UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Reports to Stockholders.

STW FIXED INCOME MANAGEMENT LLC

The Advisors' Inner Circle Fund II

ANNUAL REPORT

July 31, 2012

STW Long Duration Investment-Grade Bond Fund

STW Broad Tax-Aware Value Bond Fund

Investment Adviser:
STW Fixed Income Management LLC

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms NQ are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-789-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Shareholder Letter

Dear Shareholders:

We appreciate your participation, along with me, in the STW Funds. We intend to continue to invest with the same disciplined approach that we have applied since the firm’s inception. STW is a value-driven manager. Our process includes selection of sectors or securities independent of the qualitative content of the benchmark. We firmly believe the prices of investment-grade bonds are set primarily by supply and demand/fear and greed. We are pleased to provide you this update.

Governments, Credits and Municipals – Brief Market Commentary

Short and intermediate Treasury yields have recently plunged to new lows. Long Treasury yields at 2.6%1 are low by any recent comparison, but are closer to average valuations if we look at the period prior to the late-1950s. It does not seem to be justified by fundamentals for a five-year Treasury to yield .6% and a ten-year Treasury 1.4%2. But, as we know from experience, a security’s valuation can dislocate from fundamentals. Investor fear and Fed intervention appear to be having a meaningful effect on yields.

We all keep hearing that “bonds are a bad deal”. Lots of them are. But who says you have to buy the bad deals? Money market yields are effectively nothing. Short and intermediate Treasuries appear very unattractive and, we believe, artificially low in yield. On the other hand, with long-term tax-exempts and credits of all durations, we see an entirely different story. The corporate and municipal yield curves are steep. Yield spreads between investment-grade credits and Treasuries remain wide. We still believe that 2008 was an objective anomaly, with spreads related only to temporary disintegration of the financial markets rather than fundamental value. When we look at today’s much-improved corporate balance sheets, bondholder-friendly regulation and conservative corporate strategies – we have a very hard time warming up to Treasuries.

Long-term municipal bonds performed very well relative to Treasuries and high-grade corporates for 2011 and so far in 2012. The four years from 2008 through 2011 featured negative net issuance for tax-exempts. There is still quite a hole to fill. In the shorter maturities, conservative individual investors have bid bonds up to yields we find generally unattractive.

[1]	Source: The Yield Book, July 31, 2012.
[2]	Source: Bloomberg, July 31, 2012.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Performance

From the October 3, 2011 inception through July 31, 2012, the STW Long Duration Investment-Grade Bond Fund’s return of 16.87% outperformed the 10.52% return of its benchmark, the Barclays Long Government/Credit Bond Index.

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2012
Inception to Date
STW Long Duration Investment-Grade Bond Fund	16.87%
Barclays Long Government/Credit Bond Index*	10.52%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower. The performance data quoted represents past performance. Past performance does not guarantee future results.

*	See definitions of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

For the same period, the STW Broad Tax-Aware Value Bond Fund’s return of 12.52% outperformed the 9.43% return of its benchmark, which is composed of 75% Merrill Lynch Large Cap Municipal Securities Index and 25% Barclays Long Government Bond Index.

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2012
Inception to Date
STW Broad Tax-Aware Value Bond Fund	12.52%
75/25 Hybrid of the Merrill Lynch Large Cap Municipal Securities Index and the Barclays Long Government Bond Index*	9.43%
Merrill Lynch Large Cap Municipal Securities Index	10.13%
Barclays Long Government Bond Index	6.94%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower. The performance data quoted represents past performance. Past performance does not guarantee future results.

* See definitions of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Portfolio Structure

STW Long Duration Investment-Grade Bond Fund: As of July 31, 2012, the Fund is 88% invested in corporate bonds and 8% in tax-exempt municipals. We continue to see yield spreads between long Treasuries and long-term investment-grade credits as attractive. The Fund still reflects our view of the potential return available from a future narrowing of spreads. We continue to focus on the Fund’s spread duration3. The Fund’s estimated spread duration is 7.4 years longer than that of the benchmark.

STW Broad Tax-Aware Value Bond Fund: As of July 31, 2012, the Fund is invested 71% in tax-exempt bonds and 23% in taxables. The taxables’ contribution to spread duration is considerably greater than their representation by market value. We continue to focus on the Fund’s spread duration. Its estimated spread duration is 2.5 years longer than that of the benchmark. In our view, high-grade, long-term tax-exempt munis are fairly valued relative to similar quality taxables, but net supply of tax-exempts has been low. This adds to their attractiveness. On the other hand, corporate bonds at all durations are at what we see as generous spreads to Treasuries. The Fund still reflects our view of the potential return available from a future narrowing of spreads.

Communication

We want to make sure that you know where you can easily find information on STW and the Funds.

•	Recent market commentary can be found on STW’s website at www.stw.com.

•

Information such as Fund performance, characteristics and top ten holdings can be found at the Funds’ website at www.stwfunds.com. Fund Fact Sheets, the Funds’ prospectus and new account forms can also be downloaded from this site.

•	Full Fund holdings can be found on the AIC Fund Holdings website at aicfundholdings.com by accessing the Advisors’ Inner Circle Funds II link.

Yours truly,

William H. Williams

STW Principal and Chief Investment Officer

[3]

STW Spread Duration is our estimate of a portfolio’s sensitivity to movement in credit spreads. We have developed a measure that combines interest rate duration and ratings with a subjective adjustment factor assigned by the portfolio management team to estimate the spread volatility of a bond. As the Funds contain both tax-exempt and taxable bonds, the spread duration is adjusted by an additional factor to account for the potential diversification effects of combining these bonds.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

This material represents the manager’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-855-STW-FUND (1-855-789-3863) or visit us online at www.stwfunds.com.

Definitions of Comparative Indices

Barclays Long Government/Credit Bond Index is a bond market index covering the US investment-grade fixed corporate and government bond market. The index consists of publicly issued corporate, US government and specified foreign debentures and secured notes. All securities must have at least ten years to maturity and be rated investment-grade by at least two of the following ratings agencies: Moody’s, S&P and Fitch, and be dollar-denominated, fixed rate and nonconvertible.

Merrill Lynch Large Cap Municipal Securities Index tracks the performance of large capitalization, US dollar denominated, investment-grade tax-exempt debt publicly issued by US states and territories in the US domestic market. Qualifying securities must have at least one year to final maturity, a fixed coupon, a minimum amount outstanding of $50 million and an investment-grade rating (based on an average of Moody’s, S&P and Fitch). Qualifying securities must also be within five years of their original issue date.

Barclays Long Government Bond Index is a market-capitalization weighted index consisting of all public obligations of the US Treasury and US government agencies, including quasi-federal corporations, and corporate or foreign debt guaranteed by the US government. All securities must have a maturity of ten years or more and be fixed rate.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

SECTOR WEIGHTINGS (Unaudited)†:

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 81.2%

	Face Amount	Value
CONSUMER DISCRETIONARY — 4.5%
Johnson Controls 5.700%, 03/01/2041	$191,000	$233,658
McGraw-Hill 6.550%, 11/15/2037	525,000	619,877
Target 7.000%, 01/15/2038	350,000	524,842
6.500%, 10/15/2037	350,000	495,149
Time Warner Cable 7.300%, 07/01/2038	14,000	19,106
Time Warner Cable Callable 05/15/2040 @ $100 5.875%, 11/15/2040	260,000	313,540

		2,206,172

CONSUMER STAPLES — 9.0%
Altria Group 9.950%, 11/10/2038	1,008,000	1,695,985
California Institute of Technology 4.700%, 11/01/2111	628,000	722,250
Kraft Foods Group 6.875%, 01/26/2039 (A)	150,000	207,429
6.500%, 02/09/2040 (A)	105,000	139,984
5.000%, 06/04/2042 (A)	279,000	314,692

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Massachusetts Institute of Technology 5.600%, 07/01/2111	$220,000	$321,686
Philip Morris International 6.375%, 05/16/2038	307,000	438,136
University of Pennsylvania 4.674%, 09/01/2112	527,000	611,125

		4,451,287

ENERGY — 5.7%
ConocoPhillips 6.500%, 02/01/2039	262,000	382,907
Halliburton 7.450%, 09/15/2039	180,000	285,929
6.700%, 09/15/2038	600,000	868,557
TransCanada PipeLines 7.625%, 01/15/2039	410,000	641,996
6.200%, 10/15/2037	444,000	609,536

		2,788,925

FINANCIALS — 33.0%
Aflac 6.900%, 12/17/2039	298,000	382,444
6.450%, 08/15/2040	833,000	1,025,705
American Express 8.150%, 03/19/2038	1,004,000	1,651,999
Bank of America 6.000%, 10/15/2036	1,101,000	1,234,459
5.875%, 02/07/2042	200,000	229,570
Citigroup 8.125%, 07/15/2039	859,000	1,229,131
6.875%, 06/01/2025	63,000	69,908
6.125%, 08/25/2036	100,000	102,998
5.875%, 05/29/2037	103,000	116,681
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.250%, 05/24/2041	140,000	165,208
General Electric Capital MTN 6.875%, 01/10/2039	961,000	1,317,321
6.750%, 03/15/2032	126,000	163,454
6.150%, 08/07/2037	157,000	195,651

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Bank USA 7.000%, 01/15/2039	$1,200,000	$1,524,877
HSBC Holdings 6.800%, 06/01/2038	150,000	181,444
6.500%, 09/15/2037	200,000	233,406
JPMorgan Chase 5.600%, 07/15/2041	1,205,000	1,449,355
MetLife 5.875%, 02/06/2041	890,000	1,164,989
Prudential Financial MTN 6.625%, 06/21/2040	156,000	187,213
6.200%, 11/15/2040	995,000	1,138,210
Royal Bank of Scotland 6.125%, 01/11/2021	640,000	722,879
Travelers MTN 6.250%, 06/15/2037	200,000	271,635
Wachovia Bank MTN 6.600%, 01/15/2038	1,000,000	1,363,302
5.850%, 02/01/2037	151,000	189,697

		16,311,536

HEALTH CARE — 2.8%
UnitedHealth Group 6.875%, 02/15/2038	266,000	382,701
6.625%, 11/15/2037	196,000	277,355
6.500%, 06/15/2037	53,000	74,065
5.800%, 03/15/2036	72,000	92,722
Callable 04/15/2040 @ $100 5.700%, 10/15/2040	103,000	129,986
WellPoint 6.375%, 06/15/2037	311,000	396,611
5.950%, 12/15/2034	31,000	37,493

		1,390,933

INDUSTRIALS — 3.9%
Canadian National Railway 6.375%, 11/15/2037	65,000	94,216
Caterpillar 8.250%, 12/15/2038	210,000	357,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Koninklijke Philips Electronics 6.875%, 03/11/2038	$505,000	$698,753
5.000%, 03/15/2042	300,000	344,913
United Technologies 4.500%, 06/01/2042	357,000	414,004

		1,908,971

INFORMATION TECHNOLOGY — 3.6%
Hewlett-Packard 6.000%, 09/15/2041	660,000	741,942
Nokia 6.625%, 05/15/2039	664,000	496,290
Western Union 6.200%, 11/17/2036	455,000	524,214

		1,762,446

MATERIALS — 8.5%
Alcoa 5.950%, 02/01/2037	655,000	653,322
ArcelorMittal 7.250%, 10/15/2039	142,000	136,649
7.000%, 03/01/2041	883,000	822,983
Dow Chemical 9.400%, 05/15/2039	533,000	881,598
International Paper 8.700%, 06/15/2038	100,000	146,439
Rio Tinto Finance USA 5.200%, 11/02/2040	765,000	968,132
Xstrata Finance Canada 6.000%, 11/15/2041 (A)	520,000	553,624

		4,162,747

TELECOMMUNICATION SERVICES — 8.0%
AT&T 6.500%, 09/01/2037	308,000	417,766
6.400%, 05/15/2038	200,000	269,259
6.300%, 01/15/2038	775,000	1,029,407
Deutsche Telekom International Finance BV 4.875%, 03/06/2042 (A)	550,000	581,666

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Telefonica Emisiones SAU 7.045%, 06/20/2036	$500,000	$449,053
Verizon Communications 8.950%, 03/01/2039	65,000	112,289
7.350%, 04/01/2039	467,000	706,605
6.900%, 04/15/2038	214,000	313,066
6.000%, 04/01/2041	45,000	60,931

		3,940,042

UTILITIES — 2.2%
Florida Power & Light Callable 12/01/2041 @ $100 4.050%, 06/01/2042	460,000	518,537
Georgia Power 5.950%, 02/01/2039	135,000	182,653
Sempra Energy 6.000%, 10/15/2039	269,000	359,315

		1,060,505

TOTAL CORPORATE OBLIGATIONS (Cost $32,874,428)		39,983,564

MUNICIPAL BONDS — 12.5%
CALIFORNIA — 11.8%
California Educational Facilities Authority, RB 5.250%, 04/01/2040	540,000	777,649
California Educational Facilities Authority, Ser T-1, RB 5.000%, 03/15/2039	25,000	35,097
Escondido Union High School District, Ser C, GO 6.260%, 08/01/2041 (B)	2,000,000	450,040
6.230%, 08/01/2051 (B)	11,600,000	1,492,804
Foothill-De Anza Community College District, Ser C, GO Callable 08/01/2021 @ $100 5.000%, 08/01/2040	130,000	150,375
Los Angeles Unified School District, GO 6.758%, 07/01/2034	5,000	6,763
5.750%, 07/01/2034	350,000	428,862

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Placentia-Yorba Linda Unified School District, Ser D, GO 6.300%, 08/01/2042 (B)	$55,000	$11,996
San Bernardino Community College District, Ser B, GO 6.760%, 08/01/2048 (B)	100,000	15,666
San Diego Community College District, GO Callable 08/01/2021 @ $100 5.000%, 08/01/2041	20,000	22,964
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB Callable 11/01/2021 @ $100 5.000%, 11/01/2041	140,000	160,273
Santa Barbara Secondary High School District, Ser A, GO 6.300%, 08/01/2040 (B)	165,000	40,856
Santa Barbara Unified School District, Ser A, GO 6.310%, 08/01/2041 (B)	70,000	16,462
Southwestern Community College District, Ser C, GO 6.849%, 08/01/2046 (B)	465,000	81,691
State of California, GO 7.550%, 04/01/2039	375,000	500,936
7.500%, 04/01/2034	240,000	312,470
Turlock Irrigation District, Sub-Ser, RB Callable 01/01/2021 @ $100 5.500%, 01/01/2041	290,000	334,701
University of California, Ser AD, RB 4.858%, 05/15/2112	922,000	993,501

		5,833,106

ILLINOIS — 0.4%
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB 6.270%, 06/15/2047 (B)	275,000	46,062
6.156%, 06/15/2045 (B)	680,000	128,228

		174,290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount/ Shares	Value
MASSACHUSETTS — 0.3%
Massachusetts Development Finance Agency, RB Callable 10/15/2020 @ $100 5.000%, 10/15/2040	$135,000	$157,603

TOTAL MUNICIPAL BONDS (Cost $4,886,567)		6,164,999

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bond 3.125%, 11/15/2041	814,000	907,610
U.S. Treasury Strip 4.156%, 02/15/2041 (B)	779,000	359,354

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,149,509)		1,266,964

ASSET-BACKED SECURITY — 1.0%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3 6.150%, 06/15/2039 (Cost $483,081)	350,000	484,999

CASH EQUIVALENT (C) — 1.7%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $822,962)	822,962	822,962

TOTAL INVESTMENTS — 99.0% (Cost $40,216,547)		48,723,488
OTHER ASSETS AND LIABILITIES — 1.0%		502,313

TOTAL NET ASSETS — 100.0%		$49,225,801

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Rate shown is the 7-day effective yield as of July 31, 2012.

AGM — Assured Guaranty Municipal

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

SECTOR WEIGHTINGS (Unaudited)†:

SCHEDULE OF INVESTMENTS
MUNICIPAL BONDS — 71.0%

	Face Amount	Value
ALABAMA — 0.1%
City of Birmingham Alabama, Ser B, NATL-RE, GO 5.000%, 10/01/2015	$70,000	$78,799

ARIZONA — 2.0%
City of Mesa Arizona, NATL-RE FGIC, RB 5.000%, 07/01/2023	95,000	118,028
Salt River Project Agricultural Improvement & Power District, Ser A, RB
Callable 01/01/2019 @ $100 5.000%, 01/01/2039	1,000,000	1,133,840
Scottsdale Municipal Property, RB 5.000%, 07/01/2030	100,000	126,303
5.000%, 07/01/2034	600,000	763,416

		2,141,587

CALIFORNIA — 21.3%
California Educational Facilities Authority, RB 5.250%, 04/01/2040	220,000	316,820
California Educational Facilities Authority, Ser A, RB
Callable 10/01/2018 @ $100 5.000%, 10/01/2039	1,675,000	1,947,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value

CALIFORNIA — continued
California Educational Facilities Authority, Ser T-1, RB 5.000%, 03/15/2039	$1,745,000	$2,449,753
Desert Sands Unified School District, AMBAC, GO
Callable 06/01/2016 @ $100 5.000%, 06/01/2027	100,000	109,772
East Bay Municipal Utility District, Sub-Ser A, RB
Callable 06/01/2020 @ $100 5.000%, 06/01/2036	235,000	274,548
East Side Union High School District, Ser B, NATL-RE, GO 5.250%, 02/01/2024	20,000	24,247
Escondido Union High School District, Ser C, GO 6.260%, 08/01/2041 (A)	2,000,000	450,040
6.230%, 08/01/2051 (A)	13,900,000	1,788,791
6.150%, 08/01/2046 (A)	1,500,000	256,710
Hacienda La Puente Unified School District, Ser A, NATL-RE, GO 5.450%, 08/01/2015 (A)	500,000	474,520
Hacienda La Puente Unified School District, NATL-RE FGIC, GO 5.000%, 08/01/2019	50,000	60,137
Imperial Community College District, NATL-RE FGIC, GO
Callable 08/01/2015 @ $100 5.000%, 08/01/2026	50,000	55,146
Imperial Irrigation District, RB
Callable 11/01/2018 @ $100 5.125%, 11/01/2038	400,000	437,124
Los Angeles Department of Water & Power, Ser A, RB
Callable 01/01/2019 @ $100 5.000%, 07/01/2039	75,000	83,186
Los Angeles Department of Water & Power, Sub-Ser A-1, AMBAC, RB
Callable 07/01/2017 @ $100 5.000%, 07/01/2039	30,000	33,794
Los Angeles Unified School District, Ser I, GO 5.000%, 07/01/2019	60,000	73,615

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value

CALIFORNIA — continued
Los Angeles Unified School District, Ser KRY, GO
Callable 07/01/2020 @ $100 5.000%, 07/01/2022	$390,000	$482,344
Los Angeles Unified School District, GO 6.758%, 07/01/2034	100,000	135,263
5.755%, 07/01/2029	40,000	48,419
5.750%, 07/01/2034	50,000	61,266
Merced Union High School District, Ser C, GO 6.150%, 08/01/2034 (A)	1,000,000	322,750
Metropolitan Water District of Southern California, Ser C, RB
Callable 07/01/2019 @ $100 5.000%, 07/01/2035	90,000	102,674
Metropolitan Water District of Southern California, Ser A, FGIC, RB 5.750%, 07/01/2021	215,000	264,766
Metropolitan Water District of Southern California, Ser B, RB 5.000%, 07/01/2020	345,000	438,502
Monrovia Unified School District, Ser B, NATL-RE, FGIC, GO 5.642%, 08/01/2024 (A)	65,000	39,831
Murrieta Valley Unified School District Public Financing Authority, Ser A, NATL-RE, FGIC, GO 4.820%, 09/01/2020 (A)	315,000	238,965
North Orange County Community College District, Ser B, NATL-RE, FGIC, GO 5.840%, 08/01/2028 (A)	200,000	100,934
Novato Unified School District, NATL-RE, GO
Callable 08/01/2016 @ $100 5.000%, 08/01/2021	50,000	56,776
Placentia-Yorba Linda Unified School District, Ser B, NATL-RE, FGIC, GO 5.930%, 08/01/2027 (A)	90,000	46,782
Rialto Unified School District, Ser A, AGM, GO 5.800%, 08/01/2029 (A)	300,000	130,218
San Diego County Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ $100 5.000%, 04/01/2042	2,005,000	2,315,574

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
San Diego Unified School District, Ser C, GO 6.040%, 07/01/2038 (A)	$890,000	$246,165
6.040%, 07/01/2042 (A)	3,445,000	763,825
6.040%, 07/01/2045 (A)	1,525,000	288,774
6.027%, 07/01/2043 (A)	1,290,000	271,403
San Diego Unified School District, Ser E, GO 5.170%, 07/01/2036 (A)	2,000,000	614,440
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser C, RB
Callable 11/01/2021 @ $100 5.000%, 11/01/2041	1,300,000	1,488,253
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB
Callable 11/01/2021 @ $100 5.000%, 11/01/2041	295,000	337,719
San Joaquin County Transportation Authority, Ser A, RB
Callable 03/01/2021 @ $100 6.000%, 03/01/2036	150,000	183,699
San Joaquin County Transportation Authority, Ser A, RB 5.000%, 03/01/2020	65,000	80,003
5.000%, 03/01/2021	180,000	224,192
4.000%, 03/01/2019	140,000	160,744
Santa Barbara Secondary High School District, Ser A, GO 5.400%, 08/01/2040 (A)	630,000	155,994
Santa Barbara Unified School District, Ser C, AGM, GO
Callable 08/01/2015 @ $100 4.750%, 08/01/2030	200,000	217,338
Saratoga Union School District, AGM, GO 5.842%, 09/01/2028 (A)	80,000	40,549
Southwestern Community College District, Ser C, GO 6.450%, 08/01/2046 (A)	660,000	115,949
State of California, GO
Callable 04/01/2019 @ $100 6.000%, 04/01/2038	890,000	1,050,787
Callable 11/01/2019 @ $100 6.000%, 11/01/2039	1,100,000	1,313,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
State of California, GO 7.500%, 04/01/2034	$30,000	$39,059
Tulare Union High School District, Ser A, NATL-RE, GO 5.270%, 08/01/2020 (A)	55,000	41,879
University of California, Ser O, RB
Callable 05/15/2019 @ $100 5.250%, 05/15/2039	1,000,000	1,145,820

		22,401,198

CONNECTICUT — 0.3%
Connecticut State Health & Educational Facility Authority, Ser A-2, RB
Callable 07/01/2018 @ $100 5.000%, 07/01/2040	320,000	359,805

FLORIDA — 0.1%
Orange County Health Facilities Authority, RB 6.000%, 12/01/2028	100,000	101,939
Tampa Bay Water, NATL-RE, FGIC, RB 5.250%, 10/01/2019	25,000	31,256

		133,195

GEORGIA — 1.5%
County of DeKalb Georgia, Ser B, RB 5.250%, 10/01/2026	80,000	104,298
Georgia State Road & Tollway Authority, Ser B, RB 5.000%, 10/01/2021	75,000	96,770
Georgia State Road & Tollway Authority, NATL-RE, RB 5.000%, 06/01/2014	135,000	146,240
Metropolitan Atlanta Rapid Transit Authority, Ser A, NATL-RE, FGIC, RB 5.250%, 07/01/2029	420,000	549,893
State of Georgia, Ser I, GO 5.000%, 07/01/2020	575,000	731,825

		1,629,026

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
ILLINOIS — 3.0%
City of Chicago Illinois, NATL-RE, FGIC, GO 5.870%, 01/01/2030 (A)	$125,000	$57,781
5.250%, 01/01/2020	135,000	163,238
City of Chicago Illinois Wastewater Transmission Revenue, Ser B, NATL-RE, FGIC, RB 5.000%, 01/01/2017	125,000	143,281
Metropolitan Pier & Exposition Authority, NATL-RE, FGIC, RB 2.541%, 06/15/2016 (A)	25,000	23,299
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, FGIC, RB 4.770%, 06/15/2020 (A)	80,000	62,025
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, RB 6.221%, 12/15/2017 (A)	770,000	676,514
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
Callable 06/15/2020 @ $100 5.000%, 06/15/2050	330,000	357,060
Metropolitan Pier & Exposition Authority, RB 5.550%, 12/15/2051 (A)	7,055,000	920,184
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB 6.220%, 06/15/2046 (A)	1,445,000	257,297
Metropolitan Water Reclamation District of Greater Chicago, Ser C, GO 5.250%, 12/01/2032	390,000	509,500

		3,170,179

INDIANA — 0.5%
Indiana Finance Authority, Ser A, RB 5.000%, 02/01/2016	200,000	230,456
5.000%, 12/01/2019	225,000	280,037

		510,493

LOUISIANA — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/2020 @ $100 5.000%, 05/01/2045	375,000	421,811

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
MASSACHUSETTS — 4.7%
Commonwealth of Massachusetts, Ser B, AGM, GO 5.250%, 09/01/2024	$250,000	$328,433
Commonwealth of Massachusetts, Ser B, NATL-RE-IBC, GO 5.250%, 08/01/2022	155,000	202,878
Massachusetts Bay Transportation Authority, Ser A, RB 5.250%, 07/01/2030	1,235,000	1,644,464
5.250%, 07/01/2031	45,000	59,766
Massachusetts Health & Educational Facilities Authority, Ser K, RB 5.500%, 07/01/2032	165,000	236,763
Massachusetts School Building Authority, Ser B, RB Callable 10/15/2021 @ $100 5.000%, 10/15/2041	2,170,000	2,507,305

		4,979,609

MICHIGAN — 0.1%
City of Taylor Michigan, NATL-RE, GO 5.000%, 09/01/2016	75,000	83,570

MINNESOTA — 0.6%
University of Minnesota, Ser A, RB 5.000%, 12/01/2018	290,000	359,826
5.000%, 12/01/2019	255,000	320,420

		680,246

MISSOURI — 7.2%
Aurora Reorganized School District No. 8, GO
Callable 03/01/2014 @ $100 4.000%, 03/01/2020	250,000	260,630
City of Columbia Missouri, Ser B, AMBAC, RB 5.000%, 02/01/2015	70,000	77,548
City of Columbia Missouri, Ser A, AGM, RB
Callable 10/01/2015 @ $100 5.250%, 10/01/2016	70,000	80,135
City of Kansas City Missouri, Ser A, GO 3.500%, 02/01/2015	50,000	53,765
City of O’Fallon Missouri, XLCA , GO 5.000%, 03/01/2016	115,000	131,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
City of Saint Charles Missouri, GO 4.050%, 03/01/2018	$10,000	$10,941
City of Saint Charles Missouri, GO
Callable 03/01/2015 @ $100 3.950%, 03/01/2016	200,000	217,510
City of Springfield Missouri, NATL-RE, FGIC, RB
Callable 08/01/2016 @ $100 5.000%, 08/01/2018	250,000	288,360
Callable 08/01/2016 @ $100 4.750%, 08/01/2025	710,000	796,528
City of Springfield Missouri, Ser A, NATL-RE, 4.000%, 12/01/2015	250,000	271,750
Columbia School District, GO 4.000%, 03/01/2020	435,000	511,477
County of Cass Missouri, GO
Callable 09/01/2021 @ $100 4.000%, 09/01/2022	350,000	409,140
County of Jackson Missouri, AMBAC, RB
Callable 12/01/2016 @ $100 5.000%, 12/01/2017	245,000	279,834
Kansas City Metropolitan Community Colleges Building, Ser Junior College, NATL-RE, FGIC, RB 4.250%, 07/01/2016	250,000	281,642
Missouri Highway & Transportation Commission, RB 5.000%, 05/01/2017	230,000	276,051
Missouri Highway & Transportation Commission, Ser A, RB 5.000%, 05/01/2016	250,000	292,118
Missouri Highway & Transportation Commission, Ser Senior Lien, RB 5.000%, 02/01/2014	225,000	240,910
5.000%, 02/01/2019	250,000	311,498
Missouri State Board of Public Buildings, Ser A, RB 5.000%, 10/01/2016	135,000	159,253
Missouri State Environmental Improvement & Energy Resources Authority, Ser B, RB 4.000%, 01/01/2016	160,000	178,773
North Kansas City School District No. 74, GO 4.500%, 03/01/2016	60,000	68,207

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
Ritenour Consolidated School District, Ser A, GO 5.000%, 03/01/2018	$75,000	$91,932
Saint Louis Board of Education, Ser A, NATL-RE GO
Callable 04/01/2016 @ $100 5.000%, 04/01/2018	875,000	995,601
Saint Louis Board of Education, Ser A, NATL-RE GO 5.000%, 04/01/2015	100,000	111,903
Saint Louis County Reorganized School District No. R-6, Ser B, GO
Callable 02/01/2018 @ $100 4.000%, 02/01/2019	250,000	288,418
Saint Louis School District, GO
Callable 04/01/2018 @ $100 5.000%, 04/01/2019	710,000	853,484
Webster Groves School District, AGM, GO 4.250%, 03/01/2014	60,000	63,721

		7,602,354

NEBRASKA — 0.2%
City of Omaha Nebraska, GO 5.250%, 04/01/2014	170,000	183,801

NEW JERSEY — 4.9%
Garden State Preservation Trust, Ser A, AGM, RB 5.750%, 11/01/2028	1,635,000	2,200,072
New Jersey Transportation Trust Fund Authority, Ser A, RB 5.750%, 06/15/2020	550,000	670,351
New Jersey Transportation Trust Fund Authority, Ser B, AMBAC, RB 5.250%, 12/15/2022	100,000	124,716
New Jersey Transportation Trust Fund Authority, Ser D, RB 5.000%, 12/15/2023	65,000	80,149
New Jersey Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/2021 @ $100 5.500%, 06/15/2041	1,000,000	1,168,820

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
NEW JERSEY — continued
New Jersey Transportation Trust Fund Authority, Ser A, AGM, RB 5.500%, 12/15/2022	$685,000	$869,847
New Jersey Transportation Trust Fund Authority, Ser B, NATL-RE, RB 5.500%, 12/15/2015	100,000	115,295

		5,229,250

NEW MEXICO — 0.7%
New Mexico Finance Authority, RB 5.000%, 06/15/2020	600,000	753,954

NEW YORK — 7.6%
Metropolitan Transportation Authority, Sub-Ser B-1-RMKT, RB 5.000%, 11/15/2021	610,000	761,713
New York City Municipal Water Finance Authority, Ser GG-1, RB
Callable 06/15/2019 @ $100 5.000%, 06/15/2039	1,520,000	1,727,678
New York City Municipal Water Finance Authority, Ser BB, RB
Callable 06/15/2019 @ $100 5.000%, 06/15/2027	465,000	542,125
New York City Transitional Finance Authority, RB 5.000%, 02/01/2021	315,000	394,682
New York City Transitional Finance Authority, Sub-Ser E, RB 4.500%, 11/01/2019	970,000	1,171,847
New York State Dormitory Authority, Ser C, RB
Callable 03/15/2021 @ $100 5.000%, 03/15/2041	2,470,000	2,808,588
New York State Dormitory Authority, Ser A, NATL-RE, FGIC, RB 5.500%, 05/15/2023	50,000	65,398
New York State Environmental Facilities, Ser B, RB 5.000%, 06/15/2017	200,000	241,400
Triborough Bridge & Tunnel Authority, Ser A, RB 4.750%, 01/01/2014	200,000	207,610
Triborough Bridge & Tunnel Authority, Ser B, RB 5.000%, 01/01/2020	50,000	62,120

		7,983,161

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
NORTH CAROLINA — 1.2%
City of Raleigh North Carolina Combined Enterprise System Revenue, RB 5.000%, 03/01/2020	$70,000	$88,271
5.000%, 03/01/2021	50,000	63,739
County of Wake North Carolina, Ser C, GO 5.000%, 03/01/2024	875,000	1,152,410

		1,304,420

OHIO — 3.7%
American Municipal Power, RB
Callable 02/15/2022 @ $100 5.000%, 02/15/2042	2,500,000	2,784,700
Cincinnati City School District, NATL-RE, FGIC, GO 5.250%, 12/01/2021	340,000	432,915
Northeast Regional Sewer District, RB 5.000%, 11/15/2015	200,000	228,494
Ohio State University, Ser D, RB 5.000%, 12/01/2021	140,000	176,641
5.000%, 12/01/2030	115,000	150,305
5.000%, 12/01/2031	125,000	163,198

		3,936,253

SOUTH CAROLINA — 0.4%
City of Charleston South Carolina, RB
Callable 01/01/2021 @ $100 5.000%, 01/01/2041	75,000	86,807
City of Charleston South Carolina, RB 3.250%, 01/01/2020	100,000	113,139
Greenville County School District, RB 5.000%, 12/01/2014	230,000	253,729

		453,675

TENNESSEE — 0.3%
City of Johnson City Tennessee, GO
Callable 06/01/2019 @ $100 4.500%, 06/01/2021	250,000	294,675
County of Lincoln Tennessee, NATL-RE, FGIC, GO 5.250%, 04/01/2018	25,000	30,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
TENNESSEE — continued
County of Putnam Tennessee, NATL-RE, FGIC, GO 5.250%, 04/01/2017	$30,000	$35,894

		360,716

TEXAS — 8.8%
Azle Independent School District, GO
Callable 02/15/2015 @ $100 5.000%, 02/15/2022	120,000	132,370
City of Houston Texas Utility System Revenue, AGM, RB 5.000%, 11/15/2016	20,000	23,681
City of Houston Texas Utility System Revenue, Ser A, AGM, RB 5.430%, 12/01/2027 (A)	75,000	49,040
Conroe Independent School District, GO 5.000%, 02/15/2020	235,000	291,379
County of Harris Texas, Ser B, GO 5.000%, 10/01/2018	100,000	123,042
County of Harris Texas, RB
Callable 08/15/2019 @ $100 5.000%, 08/15/2040	330,000	371,151
Dallas Area Rapid Transit, Ser Senior Lien, AMBAC, RB 5.250%, 12/01/2030	210,000	276,599
Dallas Area Rapid Transit, Ser Senior Lien, RB
Callable 12/01/2018 @ $100 5.250%, 12/01/2048	800,000	889,960
Fort Bend Independent School District, GO
Callable 08/15/2018 @ $100 4.750%, 08/15/2034	100,000	115,816
Frisco Independent School District, GO
Callable 02/15/2021 @ $100 5.000%, 08/15/2041	370,000	426,277
Frisco Independent School District, Ser A, GO
Callable 08/15/2017 @ $100 5.000%, 08/15/2026	125,000	147,983
Harris County Flood Control District, Ser A, RB
Callable 10/01/2020 @ $100 5.000%, 10/01/2024	45,000	55,010

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

MUNICIPAL BONDS — continued

	Face Amount	Value
TEXAS — continued
Lower Colorado River Authority, RB
Callable 05/15/2020 @ $100 5.000%, 05/15/2022	$460,000	$552,120
Callable 05/15/2021 @ $100 5.000%, 05/15/2041	2,000,000	2,234,820
North East Independent School District, GO 5.250%, 02/01/2027	100,000	132,800
North Texas Tollway Authority, Ser A, RB
Callable 01/01/2019 @ $100 6.100%, 01/01/2028	5,000	5,934
Callable 01/01/2019 @ $100 6.000%, 01/01/2028	845,000	997,886
Permanent University Fund, Ser B, RB 5.250%, 07/01/2028	480,000	646,416
State of Texas, GO
Callable 04/01/2018 @ $100 4.750%, 04/01/2037	765,000	847,291
University of Texas System, Ser B, RB 5.000%, 08/15/2022	705,000	913,892

		9,233,467

WASHINGTON — 1.4%
County of King Washington Sewer Revenue, RB
Callable 01/01/2019 @ $100 5.000%, 01/01/2039	290,000	333,912
Snohomish County School District No. 15
Edmonds, GO 4.000%, 12/01/2016	250,000	284,805
State of Washington, GO
Callable 06/01/2021 @ $100 5.000%, 06/01/2041	730,000	831,587

		1,450,304

TOTAL MUNICIPAL BONDS (Cost $67,329,145)		75,080,873

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

CORPORATE OBLIGATIONS — 20.8%

	Face Amount	Value
CONSUMER DISCRETIONARY — 0.7%
Time Warner Cable
Callable 05/15/2040 @ $100 5.875%, 11/15/2040	$630,000	$759,731

CONSUMER STAPLES — 2.4%
Altria Group 10.200%, 02/06/2039	650,000	1,126,070
Kraft Foods 6.875%, 01/26/2039	1,000,000	1,388,771

		2,514,841

ENERGY — 0.1%
TransCanada PipeLines 6.200%, 10/15/2037	100,000	137,283

FINANCIALS — 16.6%
Aflac 6.450%, 08/15/2040	1,230,000	1,514,547
American Express 8.150%, 03/19/2038	115,000	189,223
8.125%, 05/20/2019	120,000	163,204
7.000%, 03/19/2018	140,000	177,873
Bank of America 6.000%, 10/15/2036	1,750,000	1,962,128
5.875%, 02/07/2042	500,000	573,924
Citigroup 8.500%, 05/22/2019	50,000	63,485
8.125%, 07/15/2039	1,560,000	2,232,182
6.875%, 06/01/2025	8,000	8,877
6.125%, 05/15/2018	300,000	342,626
5.875%, 05/29/2037	90,000	101,954
General Electric Capital MTN 6.875%, 01/10/2039	1,620,000	2,220,667
6.150%, 08/07/2037	100,000	124,619
5.400%, 02/15/2017	309,000	355,805
HSBC Bank USA 7.000%, 01/15/2039	400,000	508,292
HSBC Holdings 6.500%, 09/15/2037	1,100,000	1,283,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase 6.000%, 01/15/2018	$265,000	$313,653
5.600%, 07/15/2041	500,000	601,392
5.500%, 10/15/2040	1,080,000	1,286,538
MetLife 7.717%, 02/15/2019	356,000	460,585
5.875%, 02/06/2041	500,000	654,488
Prudential Financial MTN 6.200%, 11/15/2040	468,000	535,359
Royal Bank of Scotland 5.625%, 08/24/2020	800,000	874,372
Wachovia Bank MTN 6.600%, 01/15/2038	750,000	1,022,477

		17,572,000

HEALTH CARE — 0.3%
UnitedHealth Group 6.875%, 02/15/2038	40,000	57,549
6.625%, 11/15/2037	60,000	84,905
WellPoint 5.950%, 12/15/2034	108,000	130,621

		273,075

MATERIALS — 0.5%
Dow Chemical 5.700%, 05/15/2018	190,000	226,410
Rio Tinto Finance USA 6.500%, 07/15/2018	200,000	249,642

		476,052

TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications 7.350%, 04/01/2039	116,000	175,516

TOTAL CORPORATE OBLIGATIONS (Cost $19,017,038)		21,908,498

U.S. TREASURY OBLIGATION — 2.4%
U.S. Treasury Note 2.000%, 02/15/2022 (Cost $2,624,610)	2,500,000	2,623,047

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JULY 31, 2012

ASSET BACKED SECURITY — 0.2%

	Face Amount/ Shares	Value
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7 0.528%, 12/17/2018 (B) (Cost $202,371)	$250,000	$247,482

CASH EQUIVALENT (C) — 4.7%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $4,968,727)	4,968,727	4,968,727

TOTAL INVESTMENTS — 99.1% (Cost $94,141,891)		104,828,627
OTHER ASSETS AND LIABILITIES — 0.9%		996,150

TOTAL NET ASSETS — 100.0%		$105,824,777

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Floating rate security. Rate disclosed is the rate in effect on July 31, 2012.

(C)	Rate shown is the 7-day effective yield as of July 31, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Federal Guaranty Insurance Company

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

STATEMENTS OF ASSETS AND LIABILITIES

	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund
Assets:
Investments, at fair value (Cost $40,216,547 and $94,141,891, respectively)	$48,723,488	$104,828,627
Receivable investment securities sold	—	6,369,583
Receivable for dividends and interest	546,159	929,057
Receivable due from Adviser	16,955	19,631
Deferred offering costs	7,189	7,189
Prepaid expenses	2,324	3,157

Total Assets	49,296,115	112,157,244

Liabilities:
Payable due to Adviser	13,498	26,773
Payable for investment securities purchased	—	6,227,184
Payable due to Administrator	9,740	9,740
Chief Compliance Officer fees payable	1,274	2,512
Payable due to Trustees	1,813	3,575
Other accrued expenses	43,989	62,683

Total Liabilities	70,314	6,332,467

Net Assets	$49,225,801	$105,824,777

NET ASSETS CONSIST OF:
Paid-in capital	$40,038,007	$95,054,711
Undistributed net investment income	5,619	9,517
Accumulated net realized gain	675,234	73,813
Net unrealized appreciation on investments	8,506,941	10,686,736

Net Assets	$49,225,801	$105,824,777

INSTITUTIONAL CLASS SHARES:
Shares issued and outstanding (unlimited authorization — no par value)	4,430,012	9,685,028
Net Asset Value, Offering and redemption price per share	$11.11	$10.93

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
FOR THE PERIOD ENDED
JULY 31, 2012*

STATEMENTS OF OPERATIONS

	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund
Investment Income
Interest	$1,974,551	$2,668,642

Total Investment Income	1,974,551	2,668,642

Expenses
Investment advisory fees	125,024	217,844
Administration fees	94,968	94,968
Trustees’ fees	8,103	13,104
Chief Compliance Officer fees	3,512	6,238
Professional fees	35,017	44,205
Offering costs	33,588	33,588
Transfer agent fees	31,532	38,192
Printing fees	6,891	12,109
Registration fees	6,107	11,571
Custodian fees	2,337	3,435
Insurance and other expenses	21,930	39,410

Total Expenses	369,009	514,664

Less: Advisory fees waived	(125,024)	(211,025)
Reimbursement from Adviser	(69,725)	—
Fees paid indirectly (see Note 4)	(1)	(2)

Net Expenses	174,259	303,637

Net Investment Income	1,800,292	2,365,005

Net Realized Gain on Investments	1,205,741	75,250
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,443,700	7,078,906

Net Realized and Unrealized Gain on Investments	5,649,441	7,154,156

Net Increase in Net Assets Resulting from Operations	$7,449,733	$9,519,161

* Commenced operations on October 3, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended July 31, 2012(1)
Operations:
Net investment income	$1,800,292
Net realized gain on investments	1,205,741
Net change in unrealized appreciation (depreciation) on investments	4,443,700

Net Increase in Net Assets Resulting from Operations	7,449,733

Dividends and Distributions from:
Net investment income	(1,794,673)
Net realized gain	(530,507)

Total Dividends and Distributions	(2,325,180)

Capital Share Transactions(2):
Issued	11,485,886
Reinvestment of distributions	1,369,952
Issued in connection with in-kind transfer(3)	35,285,750
Redeemed	(4,040,340)

Net Increase in Net Assets from Capital Share Transactions	44,101,248

Total Increase in Net Assets	49,225,801

Net Assets:
Beginning of period	—

End of period (including undistributed net investment income $5,619)	$49,225,801

(1)	Commenced operations on October 3, 2011.
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	See Note 10 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended July 31, 2012(1)
Operations:
Net investment income	$2,365,005
Net realized gain on investments	75,250
Net change in unrealized appreciation (depreciation) on investments	7,078,906

Net Increase in Net Assets Resulting from Operations	9,519,161

Dividends and Distributions from:
Net investment income	(2,355,488)
Net realized gain	(1,437)

Total Dividends and Distributions	(2,356,925)

Capital Share Transactions(2):
Issued	38,193,821
Reinvestment of distributions	1,230,503
Issued in connection with in-kind transfer(3)	65,944,876
Redeemed	(6,706,659)

Net Increase in Net Assets from Capital Share Transactions	98,662,541

Total Increase in Net Assets	105,824,777

Net Assets:
Beginning of period	—

End of period (including undistributed net investment income $9,517)	$105,824,777

(1)	Commenced operations on October 3, 2011.
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	See Note 10 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended July 31, 2012(1)
Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income(2)	0.40
Net realized and unrealized gain on investments	1.23

Total from operations	1.63

Dividends and distributions from:
Net investment income	(0.40)
Net realized gains	(0.12)

Total dividends and distributions	(0.52)

Net asset value, end of period	$11.11

Total Return†	16.87%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$49,226
Ratio of expenses to average net assets (including waivers, reimbursements, excluding fees paid indirectly)	0.46	%*
Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly)	0.97	%*
Ratio of net investment income to average net assets	4.74	%*
Portfolio turnover rate	66	%**

†

Total return is for the period indicated and has not been annualized.  Total return would have been lower had certain expenses not been waived and reimbursed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on October 3, 2011.
(2)	Per share data calculated using average shares method.
*	Annualized.
**	Not Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended July 31, 2012(1)
Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income(2)	0.31
Net realized and unrealized gain on investments	0.92

Total from operations	1.23

Dividends and distributions from:
Net investment income	(0.30)
Net realized gains	—	(3)

Total dividends and distributions	(0.30)

Net asset value, end of period	$10.93

Total Return†	12.52%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$105,825
Ratio of expenses to average net assets (including waivers, reimbursements, excluding fees paid indirectly)	0.46	%*
Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly)	0.78	%*
Ratio of net investment income to average net assets	3.57	%*
Portfolio turnover rate	43	%**

†

Total return is for the period indicated and has not been annualized.   Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on October 3, 2011.
(2)	Per share data calculated using average shares method.
(3)	Amount represents less than $0.01 per share.
*	Annualized.
**	Not Annualized.

Amounts designated as “—” are either $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-three funds. The financial statements herein are those of the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund (each a “Fund” and collectively, the “Funds”). The Funds are diversified. The STW Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays Long Government/Credit Bond Index. The STW Broad Tax-Aware Value Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Long Government Bond Index (25%), on an after-tax basis. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds currently offer Institutional Shares, which commenced operations on October 3, 2011.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2012, there were no fair valued securities held by the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Effective February 1, 2012, the Funds adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Funds’ net assets.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2012:

STW Long Duration Investment-Grade Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$39,983,564	$—	$39,983,564
Municipal Bonds	—	6,164,999	—	6,164,999
U.S. Treasury Obligations	—	1,266,964	—	1,266,964
Asset-Backed Security	—	484,999	—	484,999
Cash Equivalent	822,962	—	—	822,962

Total Investments in Securities	$822,962	$47,900,526	$—	$48,723,488

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

STW Broad Tax-Aware Value Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,080,873	$—	$75,080,873
Corporate Obligations	—	21,908,498	—	21,908,498
U.S. Treasury Obligation	—	2,623,047	—	2,623,047
Asset-Backed Security	—	247,482	—	247,482
Cash Equivalent	4,968,727	—	—	4,968,727

Total Investments in Securities	$4,968,727	$99,859,900	$—	$104,828,627

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the period ended July 31, 2012, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities, nor have there been any transfers between Level 2 and Level 3 assets and liabilities.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended July 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are amortized over twelve months from the inception dates of the Funds.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets;

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

0.08% on the next $500 million of the Funds’ average daily net assets; and

0.06% on the Funds’ average daily net assets over $1 billion.

The Funds are subject to a minimum annual administration fee of $115,000. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2012, the STW Long Duration Investment-Grade Bond Fund earned credits of $1, and the STW Broad Tax-Aware Value Bond Fund earned credits of $2, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

STW Fixed Income Management LLC (the “Adviser”) serves as the investment adviser to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively, “excluded expenses”) from exceeding 0.46% of each Fund’s Institutional shares’ average daily net assets until November 29, 2014. If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the total annual Fund operating expenses (not including excluded expenses) of a Fund and its expense cap to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. As of July 31, 2012, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $194,749, expiring in 2015 for the STW Long Duration Investment Grade Bond Fund and $211,025 expiring in 2015 for the STW Tax Aware Fund.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

6.	Investment Transactions:

For the period ended July 31, 2012, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

	Purchases	Sales
STW Long Duration Investment-Grade Bond Fund	$18,938,393	$12,470,821
STW Broad Tax-Aware Value Bond Fund	46,329,605	20,710,851

For the period ended July 31, 2012, the purchases and sales of long-term U.S. Government securities were:

	Purchases	Sales
STW Long Duration Investment-Grade Bond Fund	$16,232,815	$15,174,354
STW Broad Tax-Aware Value Bond Fund	13,736,135	10,893,393

7.	Share Transactions:

STW Long Duration Investment-Grade Bond Fund	Period Ended July 31, 2012(1)
Share Transactions:
Issued	1,147,420
Reinvestment of Distributions	135,138
Issued in connection with in-kind transfer	3,544,018
Redeemed	(396,564)

Net Institutional Class Shares Capital Share Transactions	4,430,012

STW Broad Tax-Aware Value Bond Fund	Period Ended July 31, 2012(1)
Share Transactions:
Issued	3,614,762
Reinvestment of Distributions	117,808
Issued in connection with in-kind transfer	6,594,488
Redeemed	(642,030)

Net Institutional Class Shares Capital Share Transactions	9,685,028

(1)	Commenced operations on October 3, 2011.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the period ended July 31, 2012 were as follows:

STW Funds	Tax-Free Income	Ordinary Income†	Long-Term Capital Gain††	Total
STW Long Duration Investment-Grade Bond Fund 2012	$—	$1,872,715	$452,465	$2,325,180

STW Broad Tax-Aware Value Bond Fund 2012	$1,685,764	$669,724	$1,437	$2,356,925

†	For tax purposes short-term capital gains are considered ordinary income.
††	Long-term capital gains are derived from the established cost basis utilized during in-kind contributions.

As of July 31, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund
Undistributed Tax-Exempt Income	$—	$9,517
Undistributed Ordinary Income	317,212	—
Undistributed Long-Term Capital Gain	371,230	73,813
Unrealized Appreciation	8,499,352	10,686,736

Total Distributable Earnings/(Accumulated Losses)	$9,187,794	$10,770,066

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2012 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
STW Long Duration Investment-Grade Bond Fund	$40,224,136	$8,772,359	$(273,007)	$8,499,352

STW Broad Tax-Aware Value Bond Fund	94,141,891	10,725,827	(39,091)	10,686,736

9.	Other:

At July 31, 2012, 96% of the total shares outstanding of the STW Long Duration Investment-Grade Bond Fund Shares were held by six shareholders and 54% of the total shares outstanding of the STW Broad Tax-Aware Value Bond Fund were held by three shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	In-Kind Transfers:

On October 3, 2011, the Funds commenced operations as a result of a contributions in-kind of investment securities from separately managed accounts managed by the Adviser. As a result of the transfers, securities were transferred in-kind on a tax-free basis on the following dates:

	Shares Issued	Value	Unrealized Appreciation	Date
STW Long Duration Investment-Grade	3,029,263	$30,292,630	$3,551,410	October 3, 2011
Bond Fund	514,755	4,993,120	511,831	October 11, 2011

STW Broad Tax-Aware Value Bond Fund	6,594,488	65,944,876	3,607,830	October 3, 2011

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

11.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund (two of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of July 31, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period October 3, 2011 (commencement of operations) to July 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund at July 31, 2012, and the results of their operations, the changes in their net assets, and their financial highlights for the period October 3, 2011 (commencement of operations) to July 31, 2012, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

September 28, 2012

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Trustees and Officers of the Advisors’ Inner Circle Fund II

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]
ROBERT NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 72 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT
BOARD MEMBERS[4]
CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 60 yrs. old	Trustee (Since 2011)	Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 33 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-STW-FUND (1-855-789-3863). The following chart lists Trustees and Officers as of November 16, 2011.

Other Directorships Held by Board Member[5]

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds; Director of Oregon Transfer Co.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, MortgageIT Holdings, Inc. (December 2005 – January 2007).

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Trustees and Officers of the Advisors’ Inner Circle Fund II

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 70 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).
BETTY L. KRIKORIAN 69 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA 56 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
JAMES M. STOREY 81 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.
GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.
OFFICERS
MICHAEL BEATTIE 47 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Board Members oversee 33 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Other Directorships Held by Board Member/Trustee[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Trustees and Officers of the Advisors’ Inner Circle Fund II

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.
DIANNE M. SULZBACH 35 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.
TIMOTHY D. BARTO 44 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.
KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.
JOHN MUNCH 41 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney - SEI Investments Company

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Other Directorships Held by Trustee

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 02/1/12	Ending Account Value 07/31/12	Annualized Expense Ratios	Expenses Paid During Period*
STW Long Duration Investment-Grade Bond Fund
Actual Fund Return	$1,000.00	$1,098.50	0.46%	$2.40
Hypothetical 5% Return	1,000.00	1,022.58	0.46	2.31
STW Broad Tax-Aware Value Bond Fund
Actual Fund Return	$1,000.00	$1,051.80	0.46%	$2.35
Hypothetical 5% Return	1,000.00	1,022.58	0.46	2.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 182/366 (to reflect one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JULY 31, 2012 (Unaudited)

Notice to Shareholders

For shareholders who do not have a July 31, 2012 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2012 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the period ended July 31, 2012, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions	Total Distributions
STW Long Duration Investment-Grade Bond Fund	0.00%	19.46%	80.54%	0.00%	100.00%

STW Broad Tax-Aware Value Bond Fund	0.00%	0.06%	28.42%	71.52%	100.00%

	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest	Interest Related Dividend (3)	Short-Term Capital Gain Dividend (4)
STW Long Duration Investment-Grade Bond Fund	0.00%	0.00%	1.71%	71.29%	100.00%

STW Broad Tax-Aware Value Bond Fund	0.00%	0.00%	0.63%	27.91%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

STW Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-STW-FUND (1-855-789-3863)

Adviser:

STW Fixed Income Management LLC

6185 Carpinteria Avenue

Carpinteria, California 93013

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

STW-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2012			2011
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$444,500	$3,062	N/A	$367,400	$1,853	N/A

(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A

(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A

(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2012	2011
Audit-Related Fees	0%	0%

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act
(17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
(17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 8 , 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and
Chief Financial Officer

Date: October 8, 2012